Expense Example - Prospectus #2 - Calvert Ultra-Short Duration Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	74	237	414	928	48	157	277	625	44	145	255	576